Land use right, net (Tables)	12 Months Ended
Sep. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Schedule of Intangible assets, net

	September 30,	September 30,
	2021	2020

Software	$15,867	$15,066
Purchased patents	1,103,768	1,048,066
Subtotal	1,119,635	1,063,133
Less: accumulated amortization	(1,051,208)	(891,846)
Intangible assets, net	$68,427	$171,287

Schedule of estimated future amortization expense

Amortization
12 months ending September 30,	expense
2022	$68,427
Total	$68,427

Land use right
Finite-Lived Intangible Assets [Line Items]
Schedule of Intangible assets, net

	September 30,	September 30,
	2021	2020

Land use right	$610,182	$579,390
Less: accumulated amortization	(35,595)	(22,211)
Land use right, net	$574,587	$557,179

Schedule of estimated future amortization expense

Amortization
12 months ending September 30,	expense
2022	$12,109
2023	12,109
2024	12,109
2025	12,109
2026	12,109
Thereafter	514,042
Total	$574,587